Intangible assets - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 58,700	$ 58,000	$ 176,700	$ 291,000
Impairment	$ 86,739		$ 86,739